TRANSACTIONS WITH RELATED PARTIES AND OTHER LOAN (Kibbutz Sdot-Yam) (Details) $ in Thousands					1 Months Ended			12 Months Ended
		Sep. 05, 2016 shares	Aug. 06, 2013 ILS (₪)	Jan. 17, 2011	Jul. 31, 2015	Sep. 30, 2014 USD ($)	Sep. 30, 2014 ILS (₪)	Dec. 31, 2016 USD ($) m²	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 ILS (₪)	Dec. 31, 2014 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS (₪)	Dec. 31, 2011 m² properties	Dec. 31, 2016 ILS (₪) m²	Sep. 02, 2014 m²	Jan. 02, 2014 m²
Related Party Transaction [Line Items]
Area of property | m²															30,344
Consideration for annual fee payment for the year 2013	[1]							$ 19,619
Amount of agreement								$ 19,825
Kibbutz Sdot-Yam [Member]
Related Party Transaction [Line Items]
Percentage of ownership								30.40%	30.40%
Notice period to cancel automatic renewal of agreement					6 months
Sale Lease back Transaction Additional Renewal Termo of Lease					1 year
Interest rate													6.09%	6.09%
Proceeds from sale-leaseback transaction													$ 10,900
Lease term													10 years	10 years
Annual rent													$ 1,100
Liability arising from partial sale-leaseback								$ 9,260
Deferred tax asset								628		$ 905
Deferred tax liability								827		1,065
Kibbutz Sdot-Yam [Member] | Land Purchase Agreement and Leaseback [Member]
Related Party Transaction [Line Items]
Agreement amount								$ 1,098		1,092		$ 1,192
Kibbutz Sdot-Yam [Member] | ILS [Member]
Related Party Transaction [Line Items]
Proceeds from sale-leaseback transaction | ₪														₪ 43,700,000
Annual rent | ₪														₪ 4,100,000
Kibbutz Sdot-Yam [Member] | Manpower Agreement [Member]
Related Party Transaction [Line Items]
Contract term								10 years	10 years
Additional contract term								3 years	3 years
Expenses with related party								$ 3,145		$ 3,425		3,939
Agreement amount								64
Kibbutz Sdot-Yam [Member] | Manpower Agreement [Member] | ILS [Member]
Related Party Transaction [Line Items]
Agreement amount | ₪									₪ 250,000
Kibbutz Sdot-Yam [Member] | Kibbutz Services [Member]
Related Party Transaction [Line Items]
Contract term										8 years	8 years
Expenses with related party								$ 1,413		$ 1,806		2,118
Notice period to cancel agreement upon a material breach								30 days	30 days
Notice period to cancel agreement upon liquidation of the other party								45 days	45 days
Kibbutz Sdot-Yam [Member] | Land Use Agreement [Member]
Related Party Transaction [Line Items]
Contract term								20 years	20 years						3 years
Notice period to cancel agreement upon liquidation of the other party								90 days	90 days
Number of facilities | properties															1
Area of property | m²								100,000								100,000	9,000	400
Fee for land use agreement						$ 3		$ 30		30		20
Payments for land use right								3,325		$ 3,564		$ 3,847
Consideration for annual fee payment for the year 2013								3,500
Kibbutz Sdot-Yam [Member] | Land Use Agreement [Member] | Additional Leased Area [Member]
Related Party Transaction [Line Items]
Agreement amount								$ 18
Kibbutz Sdot-Yam [Member] | Land Use Agreement [Member] | Warehouse Site [Member]
Related Party Transaction [Line Items]
Interest rate								5.30%	5.30%
Kibbutz Sdot-Yam [Member] | Land Use Agreement [Member] | Scenario One [Member]
Related Party Transaction [Line Items]
Building expenses not included in land use fees								$ 24
Kibbutz Sdot-Yam [Member] | Land Use Agreement [Member] | Scenario Two [Member]
Related Party Transaction [Line Items]
Building expenses not included in land use fees								12
Kibbutz Sdot-Yam [Member] | Land Use Agreement [Member] | ILS [Member]
Related Party Transaction [Line Items]
Fee for land use agreement | ₪			₪ 65,000				₪ 10,000		₪ 116,643		₪ 116,643
Consideration for annual fee payment for the year 2013 | ₪																₪ 12,900,000
Kibbutz Sdot-Yam [Member] | Land Use Agreement [Member] | ILS [Member] | Additional Leased Area [Member]
Related Party Transaction [Line Items]
Agreement amount | ₪									62,000
Kibbutz Sdot-Yam [Member] | Land Use Agreement [Member] | ILS [Member] | Scenario One [Member]
Related Party Transaction [Line Items]
Building expenses not included in land use fees | ₪									82,900
Kibbutz Sdot-Yam [Member] | Land Use Agreement [Member] | ILS [Member] | Scenario Two [Member]
Related Party Transaction [Line Items]
Building expenses not included in land use fees | ₪									₪ 43,000
Kibbutz Sdot-Yam [Member] | Construction of Access Road [Member]
Related Party Transaction [Line Items]
Amount of agreement								$ 800
Kibbutz Sdot-Yam [Member] | Construction of Access Road [Member] | ILS [Member]
Related Party Transaction [Line Items]
Amount of agreement | ₪																3,300,000
Kibbutz Sdot-Yam [Member] | Paving Commitment [Member] | ILS [Member]
Related Party Transaction [Line Items]
Amount of agreement | ₪																₪ 200,000
Tene [Member]
Related Party Transaction [Line Items]
Number of ordinary shares held for sale under term sheet agreement with related party | shares		1,000,000
Number of shares which entity has shared voting power | shares		11,440,000
Mifalei Sdot-Yam [Member]
Related Party Transaction [Line Items]
Purchase period for ordinary shares held for sale under term sheet agreement		5 years
Maximum number of ordinary shares allowed for purchase | shares		2,000,000
Caesarstone Canada Inc [Member]
Related Party Transaction [Line Items]
Interest rate				0.25%

[1]	Consists of purchase obligations to certain suppliers.